Contingent Payment - Additional Information (Detail) $ in Millions		1 Months Ended	6 Months Ended
	May 17, 2017 CAD ($) $ / bbl	Apr. 30, 2019 CAD ($)	Jun. 30, 2019 CAD ($) $ / bbl
Disclosure Of Contingent Liabilities In Business Combination [Line Items]
Contingent payable			$ 99
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Contingent Liabilities In Business Combination [Line Items]
Contingent payment description			In connection with the acquisition (the “Acquisition”) from ConocoPhillips Company and certain of its subsidiaries (collectively, “ConocoPhillips”), Cenovus agreed to make quarterly payments to ConocoPhillips during the five years subsequent to May 17, 2017 for quarters in which the average WCS crude oil price exceeds $52.00 per barrel during the quarter. The quarterly payment will be $6 million for each dollar that the WCS price exceeds $52.00 per barrel. The calculation includes an adjustment mechanism related to certain significant production outages at Foster Creek and Christina Lake, which may reduce the amount of a contingent payment. There are no maximum payment terms. In April 2019, $25 million was paid under the agreement. As at June 30, 2019, $74 million was payable under this agreement.
Contingent payments period			5 years
Average crude oil price per barrel for contingent payment | $ / bbl			52.00
Quarterly contingent payment	$ 6
Contingent paid		$ 25
Contingent payable			$ 74
ConocoPhillips Company and Certain of its Subsidiaries [Member] | Top of Range [Member]
Disclosure Of Contingent Liabilities In Business Combination [Line Items]
Average crude oil price per barrel for contingent payment | $ / bbl	52.00